COSTS AND EXPENSES BY NATURE (Details) - Schedule of payments for leases of low-value assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of payments for leases of low-value assets [Abstract]
Payments for leases of low-value assets	$ (17,959)	$ (19,793)	$ (21,178)
Rent concessions recognized directly in profit or loss			110
Total	$ (17,959)	$ (19,793)	$ (21,068)